Annual Total Returns [BarChart] - 1290 Retirement 2035 Fund - Class I Shares	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(4.52%)
Annual Return 2019	20.72%
Annual Return 2020	7.02%